Prepayments (Details) - Schedule of prepayments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current items:
Prepayment for insurance expenses	$ 1,034,217
Prepayment for professional services expenses	227,000
Prepayments for transaction costs		194,272
Others	5,225	37,259
Total current items	1,266,442	231,531
Non-current items:
Prepayment for insurance expenses	537,684
Others	75,298
Total non-current items	$ 612,982